Prepayments and deposits	6 Months Ended
Apr. 30, 2022
Prepayments And Deposits [Abstract]
Prepayments and deposits	Prepayments and deposits

	April 30, 2022	October 31, 2021
	$	$
Prepaid lease deposits	1,406,347	886,951
Prepaid equipment deposits	19,845,963	3,231,836
Prepaid insurance	995,027	3,839,880
Prepaid construction charges	12,078,697	—
Other prepaids	3,879,422	688,331
	38,205,456	8,646,998
Other prepaids consist principally of parts and consumables, deposits, subscriptions, and environmental financial assurance.